Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.1%
	Communication Services - 4.2%
99,737	Alphabet, Inc. - Class A (a)	$148,403,669
72,445	Alphabet, Inc. - Class C (a)	107,433,037
594,200	Baidu, Inc. - ADR (a)	70,947,480
1,078,000	comScore, Inc. (a)	3,234,000
175,000	Electronic Arts, Inc. (a)	24,783,500
91,900	Facebook, Inc. - Class A (a)	23,312,273
951,000	IMAX Corp. (a)	10,736,790
16,000	Walt Disney Co. (The)	1,871,040
		390,721,789

	Consumer Discretionary - 11.4%
1,031,800	Alibaba Group Holding Ltd. - ADR (a)	259,002,436
12,750	Amazon.com, Inc. (a)	40,349,670
45,000	Burlington Stores, Inc. (a)	8,460,000
890,000	Capri Holdings Ltd. (a)	13,332,200
1,320,470	CarMax, Inc. (a)	128,045,976
1,472,046	Carnival Corp.	20,431,999
10,000	Dollar Tree, Inc. (a)	933,500
235,000	eBay, Inc.	12,990,800
1,961,463	iRobot Corp. (a) (b)	142,578,746
757,798	L Brands, Inc.	18,497,849
80,200	Las Vegas Sands Corp.	3,499,928
60,400	Marriott International, Inc. - Class A	5,063,030
4,550,300	Mattel, Inc. (a)	50,553,833
1,012,500	MGM Resorts International	16,291,125
977,500	Norwegian Cruise Line Holdings Ltd. (a)	13,333,100
60,400	Ross Stores, Inc.	5,416,068
822,971	Royal Caribbean Cruises Ltd.	40,086,917
1,961,500	Sony Corp. - ADR	152,918,540
83,200	Tesla, Inc. (a)	119,039,232
228,700	TJX Cos., Inc. (The)	11,890,113
		1,062,715,062

	Consumer Staples - 0.1%
172,900	Altria Group, Inc.	7,114,835
122,000	BJ’s Wholesale Club Holdings, Inc. (a)	4,886,100
		12,000,935

	Energy - 1.6%
960,000	Cabot Oil & Gas Corp.	17,952,000
188,300	EOG Resources, Inc.	8,821,855
696,621	Hess Corp.	34,280,720
315,000	Noble Energy, Inc.	3,146,850
694,400	Pioneer Natural Resources Co.	67,301,248
2,448,500	Southwestern Energy Co. (a)	5,949,855
7,281,404	Transocean Ltd. (a)	14,854,064
		152,306,592

	Financials - 7.2%
1,100,000	Bank of America Corp.	27,368,000
1,676,223	Charles Schwab Corp. (The)	55,566,792
528,400	Citigroup, Inc.	26,425,284
58,000	CME Group, Inc. - Class A	9,638,440
878,500	Discover Financial Services	43,424,255
4,474,400	E*TRADE Financial Corp.	227,165,288
536,500	JPMorgan Chase & Co.	51,847,360
287,350	Marsh & McLennan Cos., Inc.	33,505,010
558,800	Northern Trust Corp.	43,781,980
145,900	Progressive Corp. (The)	13,180,606
985,400	Raymond James Financial, Inc.	68,465,592
2,843,110	Wells Fargo & Co.	68,973,849
		669,342,456

	Health Care - 35.9%
348,118	Abbott Laboratories	35,034,596
1,176,200	ABIOMED, Inc. (a)	352,789,428
1,715,200	Accuray, Inc. (a)	3,824,896
276,800	Agilent Technologies, Inc.	26,664,144
143,887	Alcon, Inc. (a)	8,630,342
1,156,500	Alkermes PLC (a)	20,828,565
966,000	Amgen, Inc.	236,351,220
156,000	Arena Pharmaceuticals, Inc. (a)	9,576,840
3,366,800	AstraZeneca PLC - ADR	187,800,104
703,280	BeiGene Ltd. - ADR (a)	146,985,520
2,409,800	BeiGene Ltd. - HKD (a)	39,643,562
894,650	Biogen, Inc. (a)	245,751,408
1,998,466	BioMarin Pharmaceutical, Inc. (a)	239,436,211
1,063,500	Boston Scientific Corp. (a)	41,019,195
1,737,350	Bristol-Myers Squibb Co.	101,912,951
370,000	CVS Health Corp.	23,287,800
2,673,371	Elanco Animal Health, Inc. (a)	63,171,757
2,193,778	Eli Lilly & Co.	329,702,896
4,674,143	Epizyme, Inc. (a)	64,690,139
928,000	FibroGen, Inc. (a)	37,556,160
225,330	Illumina, Inc. (a)	86,112,113
988,241	Insulet Corp. (a)	200,968,690
5,400	IQVIA Holdings, Inc. (a)	855,306
677,000	LivaNova PLC (a)	31,507,580
178,500	Merck & Co., Inc.	14,322,840
237,800	Momenta Pharmaceuticals, Inc. (a)	7,012,722
6,399,256	Nektar Therapeutics (a)	141,807,513
1,278,336	Novartis AG - ADR	105,002,519
118,400	NuVasive, Inc. (a)	6,765,376
542,300	OraSure Technologies, Inc. (a)	9,842,745
291,600	PerkinElmer, Inc.	34,674,156
293,610	QIAGEN N.V. (a)	14,519,015
142,648	Roche Holding AG - CHF	49,304,065
1,502,700	Seattle Genetics, Inc. (a)	249,853,929
88,200	Siemens Healthineers AG - EUR	4,566,726
263,900	Thermo Fisher Scientific, Inc.	109,241,405
574,600	Xencor, Inc. (a)	17,289,714
308,300	Zimmer Biomet Holdings, Inc.	41,577,338
		3,339,881,486

	Industrials - 11.2%
4,852,722	AECOM (a)	175,620,009
470,900	Airbus SE - EUR (a)	34,396,840
4,408,601	American Airlines Group, Inc.	49,023,643
218,700	Carrier Global Corp.	5,957,388
117,500	Caterpillar, Inc.	15,613,400
361,000	Colfax Corp. (a)	10,497,880
467,100	Curtiss-Wright Corp.	41,627,952
1,421,600	Delta Air Lines, Inc.	35,497,352
192,700	FedEx Corp.	32,450,680
276,190	General Dynamics Corp.	40,528,121
110,000	IDEX Corp.	18,130,200
1,211,694	Jacobs Engineering Group, Inc.	103,418,083
2,095,550	JetBlue Airways Corp. (a)	21,667,987
271,350	Lyft, Inc. - Class A (a)	7,931,560
45,000	Old Dominion Freight Line, Inc.	8,226,900
37,200	Raytheon Technologies Corp.	2,108,496
1,574,356	Siemens AG - EUR	200,881,394
3,702,700	Southwest Airlines Co.	114,376,403
767,700	Textron, Inc.	26,823,438
8,250	TransDigm Group, Inc.	3,560,535
45,000	Union Pacific Corp.	7,800,750
2,867,100	United Airlines Holdings, Inc. (a)	89,969,598
		1,046,108,609

	Information Technology - 26.1%
336,100	Adobe, Inc. (a)	149,335,952
809,100	Altair Engineering, Inc. - Class A (a)	32,606,730
420,700	Analog Devices, Inc.	48,317,395
472,100	Applied Materials, Inc.	30,370,193
110,900	ASML Holding N.V. - ADR	39,227,548
12,933,643	BlackBerry Ltd. (a)	61,305,468
49,000	Cerence, Inc. (a)	1,943,340
1,109,200	Cisco Systems, Inc.	52,243,320
873,400	Cree, Inc. (a)	60,194,728
57,000	Dell Technologies, Inc. - Class C (a)	3,410,310
945,000	Descartes Systems Group, Inc. (The) (a)	53,231,850
11,491,429	Flex Ltd. (a)	132,036,519
461,018	FormFactor, Inc. (a)	13,295,759
5,129,310	Hewlett Packard Enterprise Co.	50,626,290
1,175,736	HP, Inc.	20,669,439
1,325,300	Intel Corp.	63,256,569
38,000	Intuit, Inc.	11,642,060
810,000	Jabil, Inc.	28,236,600
321,550	Keysight Technologies, Inc. (a)	32,119,629
578,924	KLA Corp.	115,686,383
6,209,300	L.M. Ericsson Telephone Co. - ADR	71,717,415
710,000	MaxLinear, Inc. (a)	17,998,500
4,143,700	Micron Technology, Inc. (a)	207,412,904
817,100	Microsoft Corp.	167,513,671
2,087,711	NetApp, Inc.	92,485,597
774,500	Nokia Corp. - ADR	3,702,110
1,160,000	Nuance Communications, Inc. (a)	31,726,000
571,800	Nutanix, Inc. - Class A (a)	12,688,242
172,600	NVIDIA Corp.	73,284,234
400,000	Oracle Corp.	22,180,000
41,900	Palo Alto Networks, Inc. (a)	10,723,048
1,210,200	QUALCOMM, Inc.	127,809,222
1,153,800	Splunk, Inc. (a)	242,090,316
3,034,699	Stratasys Ltd. (a) (b)	45,459,791
177,200	Teradyne, Inc.	15,763,712
908,295	Texas Instruments, Inc.	115,853,027
636,510	Trimble, Inc. (a)	28,331,060
451,300	Universal Display Corp.	78,729,285
238,500	Visa, Inc. - Class A	45,410,400
142,000	VMware, Inc. - Class A (a)	19,909,820
24,100	Western Digital Corp.	1,038,710
		2,431,583,146

	Materials - 0.4%
412,200	Albemarle Corp.	33,990,012

	TOTAL COMMON STOCKS
	(Cost $5,339,614,298)	$9,138,650,087

Shares		Value
	SHORT-TERM INVESTMENTS - 2.0%
188,591,244	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 0.05% (c)	$188,591,244
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $188,591,244)	188,591,244
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $5,528,205,542) - 100.1%	9,327,241,331
	Liabilities in Excess of Other Assets - (0.1)%	(11,407,685)
	TOTAL NET ASSETS - 100.0%	$9,315,833,646

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
HKD	Hong Kong Dollars
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.
(c)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2020. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Growth Fund	Common Stock(1)	$9,138,650,087	$-	$-	$9,138,650,087
	Short-Term Investments	188,591,244	-	-	188,591,244
	Total Investments in Securities	$9,327,241,331	$-	$-	$9,327,241,331

(1) Refer to the Fund’s Schedule of Investments for the breakdown of major categories.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2019	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2020
iRobot Corp.	$124,095,726	$7,385,807	$40,869,177	$-	$(16,002,090)	$67,968,480	$142,578,746
Stratasys Ltd.	97,131,892	-	28,082,123	-	(21,731,234)	(1,858,744)	45,459,791
Total	$221,227,618	$7,385,807	$68,951,300	$-	$(37,733,324)	$66,109,736	$188,038,537